Reserves - Movements in the net defined benefit obligation (Details) - Defined benefit obligation $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Threshold of employees for which funds were obligated to be transferred under amendments of Italian legislation | employee		50
Balance at beginning of period	$ 27,569	$ 28,162	$ 24,213
Interest expense recognized in profit or loss	87	314	376
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	(1,520)	(129)	436
Exchange differences	(1,875)	(1,223)	3,455
Contribution to employees	(48)	(649)	(318)
Balance at end of period	$ 24,213	$ 26,475	$ 28,162